SCHEDULE OF COMPUTATION OF DILUTED NET LOSS EXCLUDED FROM ANTI DILUTIVE (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible notes	371,816	210,928	406,044	186,517